Note 10 - Deposits (Details) - Interest Expense on Deposits (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Expense on Deposits [Abstract]
NOW accounts	$ 15	$ 15	$ 35
Savings accounts	31	34	67
Money market accounts	414	372	447
Certificates	751	1,383	3,192
	$ 1,211	$ 1,804	$ 3,741